Route and Customer Acquisition Costs (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Route and Customer Acquisition Costs
Route and customer acquisition costs consist of the following at March 31, 2020 and December 31, 2019 (in thousands):

	March 31, 2020	December 31, 2019
Cost	$28,480	$28,501
Accumulated amortization	(11,402)	(11,102)
Route and customer acquisition costs, net	$17,078	$17,399

Route and customer acquisition costs consist of the following at December 31 (in thousands):

	2019	2018
Cost	$28,501	$27,726
Accumulated amortization	(11,102)	(13,732)
Route and customer acquisition costs, net	$17,399	$13,994